SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Recent accounting pronouncements (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total operating revenue exceeded amount	$ 1,350